Other Non-current Assets - Summary of Other Non-current Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous non-current assets [abstract]
Deposits relating to aircraft held under leases	¥ 143	¥ 156
Deferred pilot recruitment costs	2,100	1,873
Rebate receivables on aircraft acquisitions	1,264	42
Prepayment for acquisition of property, plant and equipment	1,055	1,095
Others	783	804
Other non-current assets	¥ 5,345	¥ 3,970